PROMISSORY NOTES PAYABLE	12 Months Ended
Jun. 30, 2024
PROMISSORY NOTES PAYABLE
PROMISSORY NOTES PAYABLE

16. PROMISSORY NOTES PAYABLE

Promissory Note A – April 8, 2020

On April 28, 2020, the Company issued a promissory note (the “Promissory Note A-1”) in the principal amount of $527,967. The Promissory Note A-1 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $381,093 for the Promissory Note A-1 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note A-2”) in the principal amount of $225,000. The Promissory Note A-2 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $160,603 for the Promissory Note A-2 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

On June 8, 2020, the Company issued a promissory note (the “Promissory Note A-3”) in the principal amount of $196,832. The Promissory Note A-3 matures on April 8, 2023 and bears interest at a rate of 6% per annum, calculated in arrears, compounded annually and payable at maturity. The fair value of $142,075 for the Promissory Note A-3 was determined by discounting the stream of future payments of interest and principal at a market interest rate of 19% which is estimated to be the borrowing rate available to the Company for similar instruments of debt.

During the year ended June 30, 2024, the Company repaid $nil (June 30, 2023 - $21,000). As at June 30, 2024, the value of these promissory notes amounted to $388,443 (June 30, 2023 – $371,033). Interest and accretion in the amount of $17,410 and $nil, respectively (June 30, 2023 – $16,905 and $29,685, respectively; June 30, 2022 – 61,319 and $20,971, respectively) was recorded during the year ended June 30, 2024. These promissory notes are in default and due on demand.

Demand Notes

During the year ended June 30, 2023, the Company issued demand notes (the “2023 Demand Notes”) in the aggregate amount of $1,257,800 (US $950,000) with fixed interest amounts and maturity dates between October 2022 to February 2023. $198,600 (US $150,000) of principal repayments and $50,239 (US $37,500) of interest repayments were made in cash during the year ended June 30, 2023.

The total interest and administrative fees charged in relation to the 2023 Demand Notes during the year ended June 30, 2023 amounted to $190,907 (US $142,500). There were no interest and administrative fees charged on the 2023 Demand Notes during the year ended June 30, 2024. A principal repayment of US $5,000 was made during the year ended June 30, 2024.

As at June 30, 2024, the outstanding principal amount of the 2023 Demand Notes amounted to $1,088,116 (US $795,000) (June 30, 2023 - $1,059,200 (US $800,000)) and the outstanding accrued interest amounted to $143,714 (US $105,000) (June 30, 2023 - $139,020 (US $105,000)).

Included in the aggregate amount of 2023 Demand Notes issued during the year ended June 30, 2024 is the principal amount of $136,870 (US $100,000) (June 30, 2023 – $132,400 (US $100,000)) and accrued interest of $20,531 (US $15,000) (June 30, 2023 - $19,860 (US $15,000)) to the Chief Executive Officer and Chairman of the Company. These amounts have not been repaid to the respective related party and remain outstanding.

The 2023 Demand Notes have matured and are in default.